Interest and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Other Expenses [Abstract]
Interest expense	$ 41.8	$ 42.8	$ 43.7
Interest income	(6.6)	(7.3)	(6.2)
Foreign exchange losses	0.9	2.8	3.3
Miscellaneous expenses, net	7.2	6.0	2.4
Interest and other expenses	$ 43.3	$ 44.3	$ 43.2